PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost		$ 516,810	$ 505,992
Accumulated depreciation		393,330	336,700
Depreciated cost		123,480	169,292
Depreciation expense		27,387	33,813	$ 32,394
Non cash pre-tax impairment charges		28,472	26,429
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	339,657	334,156
Accumulated depreciation		249,499	230,063
Investment grants received		7,463
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		40,012	36,079
Accumulated depreciation		27,866	24,491
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		4,933	5,139
Accumulated depreciation		3,908	3,832
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		131,269	129,679
Accumulated depreciation		56,984	51,722
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	939	939
Accumulated depreciation		173	163
Impairment of fixed assets [Member]
Property, Plant and Equipment [Line Items]
Impairment of fixed assets	[3]	$ 54,900	$ 26,429

[1]	Presented net of investment grants received in the total amount of $7,463.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years.
[3]	Non cash pre-tax impairment charges recognized in 2023 were $28,472, Non cash pre-tax impairment charges recognized in 2022 were $26,429 (see also Note 2k)